. RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
RELATED-PARTY TRANSACTIONS
Schedule of transactions with related parties

	2017	2018	2019	2019
	RUB	RUB	RUB	$
Online advertising revenue:
Yandex.Market	—	469	805	10.2
Revenues from subleasing and other services:
Yandex.Money	86	51	37	0.5
Yandex.Market	—	1,001	1,738	22.0
Fees for online payment commissions:
Yandex.Money	439	432	783	9.9
Cost of revenues:
Yandex.Market	—	—	29	0.4

	2018	2019	2019
	RUB	RUB	$
Accounts receivable:
Yandex.Money	37	31	0.4
Yandex.Market	407	302	3.8
Prepaid expenses and other current assets:
Yandex.Money	307	76	1.0
Yandex.Market	—	16	0.2
Accounts payable:
Yandex.Money	—	13	0.2
Yandex.Market	70	11	0.1